Annual Total Returns [BarChart] - AZL MVP T. Rowe Price Capital Appreciation Plus Fund - AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2015	4.15%
Annual Return 2016	7.62%
Annual Return 2017	14.21%
Annual Return 2018	(1.67%)
Annual Return 2019	21.39%
Annual Return 2020	8.02%